Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts included in "Cash and cash equivalents"	[1]	¥ 1,665,092	$ 234,523	¥ 1,093,434
Amounts included in "Short-term investments"	[1]	3,933,713	554,052	4,088,598
Amounts included in "Restricted cash"	[1]	130,770	18,419	5,000
Amounts due to related parties		24,572	3,461	27,096
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	16,439	2,315	49,644
Amounts due from related parties, non-current	[2]	16,048	2,260	9,419
Amounts due to related parties	[3]	24,558	3,459	26,042
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 14	$ 2	¥ 1,054

[1]	The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
[2]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
[3]	The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.